5. Notes Payable in Gold (Details) (NotesPayableInGoldMember, USD $)	12 Months Ended
Dec. 31, 2011
NotesPayableInGoldMember
Deposit Liabilities, Accrued Interest	$ 22,555
Gain (Loss) Recognized on Settlement	$ 1,946,684